Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - LCP Edge Intermediate, Inc. [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Operating lease liabilities payments due
2021	$ 2,617
2022	2,432
2023	2,114
2024	2,048
2025	669
Total	9,880
Bank, Related Party [Member]
Operating lease liabilities payments due
2021	448
2022	189
Total	637
Unrelated Party [Member]
Operating lease liabilities payments due
2021	2,169
2022	2,243
2023	2,114
2024	2,048
2025	669
Total	$ 9,243